Investor Report
Mercedes-Benz Auto Lease Trust 2015-B
Collection Period Ended

Amounts in USD
31-Jan-2017
Dates
Interest Period of the Class A-1, A-2b Notes (from... to)
Collection Period (from... to)
16
15-Feb-2017
Payment Date
31-Jan-2017
1-Jan-2017
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... to)
13-Feb-2017
Record Date
14-Feb-2017
30
29
15-Feb-2017
17-Jan-2017
15-Feb-2017
15-Jan-2017
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
Class A-1 Notes
0.000000
272,000,000.00
0.000000
0.00
0.00
77,010,583.72
Class A-2A Notes
93.798245
272,500,000.00
0.188809
25,560,021.79
51,450,561.93
77,010,583.72
Class A-2B Notes
93.798245
272,500,000.00
0.188809
25,560,021.79
51,450,561.93
295,000,000.00
Class A-3 Notes
0.000000
295,000,000.00
1.000000
0.00
295,000,000.00
150,360,000.00
Class A-4 Notes
0.000000
150,360,000.00
1.000000
0.00
150,360,000.00
599,381,167.44
Total Note Balance
1,262,360,000.00
51,120,043.58
548,261,123.86
Overcollateralization
264,250,965.63
264,250,965.63
Total Securitization Value
1,510,005,517.86
247,645,517.86
present value of lease payments
present value of Base Residual Value
863,632,133.07
812,512,089.49
655,431,257.83
977,061,079.59
532,944,438.27
174,322,141.81
157,080,831.66
689,309,991.26
Initial Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
247,645,517.86
16.40%
264,250,965.63
17.50%
17.50%
264,250,965.63
Target Overcollateralization Amount (until Class A-2 Notes are paid in full)
Target Overcollateralization Amount (after Class A-2 Notes are paid in full)
249,150,910.45
16.50%
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.430000%
0.000000
0.00
0.000000
0.00
Class A-2A Notes
1.000000%
0.235506
25,624,197.28
94.033751
64,175.49
Class A-2B Notes
1.288330%
0.293296
25,639,945.02
94.091541
79,923.23
Class A-3 Notes
1.340000%
1.116667
329,416.67
1.116667
329,416.67
Class A-4 Notes
1.530000%
1.275000
191,709.00
1.275000
191,709.00
$51,785,267.97
Total
665,224.39

Investor Report
Mercedes-Benz Auto Lease Trust 2015-B
Collection Period Ended

Amounts in USD
31-Jan-2017
Lease Payments Received
Net Sales Proceeds-early terminations (including Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Subtotal
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
15,585,777.15
268,914.64
54,597,349.84
0.00
0.00
99,678.51
54,611,580.92
0.00
54,611,580.92
14,231.08
23,963,230.65
15,048,342.04
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
719,693.44
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distribution Amount
665,224.39
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distribution Amount
(7) Additional Servicing Fee and Transition Costs
0.00
51,120,043.58
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
2,106,619.51
Total Distribution
54,611,580.92
Distributions
Available Funds
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
719,693.44
719,693.44
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
665,224.39
665,224.39
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
64,175.49
0.00
64,175.49
thereof on Class A-2B Notes
79,923.23
0.00
79,923.23
thereof on Class A-3 Notes
329,416.67
0.00
329,416.67
thereof on Class A-4 Notes
191,709.00
0.00
191,709.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
665,224.39
665,224.39
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
51,120,043.58
0.00
51,120,043.58
Principal Distribution Amount
51,120,043.58
51,120,043.58
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2015-B
Collection Period Ended

Amounts in USD
31-Jan-2017
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,775,013.79
0.00
0.00
3,775,013.79
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
13,229.88
1,001.20
1,001.20
1,001.20
14,231.08
3,775,013.79
Notice to Investors

Investor Report
Mercedes-Benz Auto Lease Trust 2015-B
Collection Period Ended

Amounts in USD
31-Jan-2017
Pool Statistics
Securitization Value end of Collection Period
863,632,133.07
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
53.81%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
35,751
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
812,512,089.49
4,984,806.92
0.00
12,877,042.10
20,876,362.82
12,381,831.74
1,510,005,517.86
23,730
22,503
92.82%
1,109,844,215.49
696,430,937.84
6.79%
6.78%
11.31
25.18
Cumulative Turn-in Ratio
Aggregate Base Residual Value
11.46
23.96
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.53%
62.01%
Delinquency Profile
Delinquency Profile *
0.01%
81,440.13
91-120 Days Delinquent
22,422
54
24
1,924,348.40
809,524,921.23
981,379.73
100.00%
22,503
812,512,089.49
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.63%
Current
0.12%
0.24%
31-60 Days Delinquent
61-90 Days Delinquent

Investor Report
Mercedes-Benz Auto Lease Trust 2015-B
Collection Period Ended

Amounts in USD
31-Jan-2017
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Recoveries
Liquidation Proceeds
Securitization Value of Defaulted Leases, Beg of Collection Period
1,359,321.54
35
271,629.05
1,006,223.98
Principal Net Credit Loss / (Gain)
81,468.51
13,669,030.83
1,173,988.23
383
10,588,397.96
1,906,644.64
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
0.117%
0.120%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
Average Net Credit Loss / (Gain)
3,065.24
0.078%
0.235%
(0.137%)
0.265%
Current
Residual Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Sales Proceeds and Other Payments Received
Securitization Value of Liquidated Leases, Beg of Collection Period
Residual Loss / (Gain)
37,378,890.30
1,192
417,443,948.88
12,864
36,042,500.88
404,362,052.39
1,336,389.42
13,081,896.49
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
1.914%
2.150%
Average Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
0.866%
1,016.94
2.084%
1.509%
3.093%